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                            J. & W. Seligman & Co.
                                 Incorporated

                                                                  March 1, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Seligman Frontier Fund, Inc. (the "Fund")
    Post-Effective Amendment No. 39
    File Nos. 2-92487 and 811-4078

Dear Sir or Madam:

   Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund's Prospectuses and Statement of Additional Information, each dated March 1, 2006, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 39 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 28, 2006.

   If you have any questions, please do not hesitate to contact me at
(212) 850-1375.

                                                  Very truly yours,

                                                  /s/ Jennifer G. Muzzey
                                                  -----------------------------
                                                  Jennifer G. Muzzey
                                                  Senior Paralegal
                                                  Law and Regulation

            100 Park Avenue New York, New York 10017 (212) 850-1864